TRADE AND OTHER PAYABLES (Schedule of Trade and Other Payables) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	$ 6,205,000	$ 6,763,000
Accruals and other liabilities	8,585,000	7,595,000
Payroll taxes	368,000	398,000
Employee related social insurance	103,000	130,000
Deferred income	114,000	141,000	$ 4,445,000
Deferred government grants	0	69,000
Other payables	0	31,000
Total trade and other payables	$ 15,375,000	$ 15,127,000